Members' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of compensation expense	The compensation expense accounted for all vested units based on the following assumptions:

June 30, 2021
Expected term	3 years
Volatility	68.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%
which accounted for all vested units based on the following assumptions:

	2020	2019	2018
Expected term	3 years	3 years	3 years
Volatility	68.0%	60.0%	71.0%
Discount for lack of marketability	45.0%	45.0%	45.0%
Risk free rate	0.2%	1.6%	3.5%

Schedule of profit unit interest
The following table summarizes data concerning the profit unit interest (units in thousands):

	Units	Avg Fair Value at Grant Date
Outstanding at December 31, 2019	9,799	$0.05
Granted	2,414	$0.17
Forfeited	(11)	$0.03

Outstanding at December 31, 2020	12,202	$0.08

Granted	—	—
Forfeited	(55)	$0.08

Outstanding at March 31, 2021	12,147	$0.08

Granted	—	—
Forfeited	—	—

Outstanding at June 30, 2021	12,147	$0.08

The following table summarizes data concerning the profit unit interest:

		Avg Fair Value
	Units	at Grant Date
Outstanding at December 31, 2017	8,970,889	$0.04
Granted	377,400	$0.17
Forfeited	(68,528)	$0.06

Outstanding at December 31, 2018	9,279,761	$0.04

Granted	619,597	$0.22
Forfeited	(100,640)	$0.17

Outstanding at December 31, 2019	9,798,718	$0.05

Granted	2,413,833	$0.17
Forfeited	(10,416)	$0.03

Outstanding at December 31, 2020	12,202,135	$0.08

Schedule of non-vested units
The following table provides information pertaining to
non-vested
units (units in thousands):

	Units	Avg Fair Value at Grant Date
Non-vested units at December 31, 2019	3,467	$0.10
Granted	2,414	$0.17
Vested	(1,132)	$0.13
Forfeited	(11)	$0.03

Non-vested units at December 31, 2020	4,738	$0.12

Granted	—	—
Vested	(326)	$0.15
Forfeited	(55)	$0.08

Non-vested units at March 31, 2021	4,357	$0.12

Granted	—	—
Vested	(2,522)	$0.07
Forfeited	—	—

Non-vested units at June 30, 2021	1,835	$0.20

The following table provides information pertaining to
non-vested
units:

		Avg Fair Value
	Units	at Grant Date
Non-vested units at December 31, 2017	5,966,252	$0.05
Granted	377,400	$0.17
Vested	(1,745,834)	$0.04
Forfeited	(68,528)	$0.06

Non-vested units at December 31, 2018	4,529,290	$0.06

Granted	619,597	$0.22
Vested	(1,581,500)	$0.04
Forfeited	(100,640)	$0.17

Non-vested units at December 31, 2019	3,466,747	$0.10

Granted	2,413,833	$0.17
Vested	(1,131,831)	$0.13
Forfeited	(10,416)	$0.03

Non-vested units at December 31, 2020	4,738,333	$0.12